Financial Instruments - Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	$ 324	$ 272
Assets Not designated	7,514	7,495
Assets, Total	7,838	7,767
Liabilities Designated	968	1,409
Liabilities Not designated	5,670	7,174
Liabilities, Total	6,638	8,583
Net	1,200	(816)
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	227	86
Assets Not designated	8	3
Assets, Total	235	89
Liabilities Designated	34	174
Liabilities Not designated	24	14
Liabilities, Total	58	188
Net	177	(99)
Forward foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	7	0
Assets Not designated	236	331
Assets, Total	243	331
Liabilities Designated	2	33
Liabilities Not designated	309	264
Liabilities, Total	311	297
Net	(68)	34
Currency swaps and options
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	90	186
Assets Not designated	15	26
Assets, Total	105	212
Liabilities Designated	932	1,202
Liabilities Not designated	56	203
Liabilities, Total	988	1,405
Net	(883)	(1,193)
Commodity derivatives
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	0	0
Assets Not designated	6,914	6,864
Assets, Total	6,914	6,864
Liabilities Designated	0	0
Liabilities Not designated	5,281	6,637
Liabilities, Total	5,281	6,637
Net	1,633	227
Other contracts
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	0	0
Assets Not designated	341	271
Assets, Total	341	271
Liabilities Designated	0	0
Liabilities Not designated	0	56
Liabilities, Total	0	56
Net	$ 341	$ 215